UNAPPROVED CHANGE ORDERS, CLAIMS, INCENTIVES AND OTHER PROJECT MATTERS - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Projects	Dec. 31, 2015 USD ($)
Schedule Of Unapproved Claims And Change Orders [Line Items]
Cumulative partial payments	$ 141,100
Decrease to income from operations	(328,000)
Increase to operating income	$ 124,000
Number of Projects | Projects	2
All Other
Schedule Of Unapproved Claims And Change Orders [Line Items]
Unapproved change orders and claims	$ 121,100	$ 91,700
Incentive amounts included in project price	$ 43,000	$ 91,500
Engineering & Construction
Schedule Of Unapproved Claims And Change Orders [Line Items]
Percent of Project Completed	65.00%
Reserve for estimated losses	$ 49,000
Fabrication Services
Schedule Of Unapproved Claims And Change Orders [Line Items]
Percent of Project Completed	75.00%
Reserve for estimated losses	$ 5,000